UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10481

Cohen & Steers Quality Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

Cohen & Steers Quality Income Realty Fund, Inc.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 110.9%
DIVERSIFIED 6.6%
American Assets Trust (a),(b)	363,105	$8,278,794
BGP Holdings PLC (EUR) (Australia)(c),(d),(e)	3,927,678	0
Vornado Realty Trust (a),(b)	821,859	69,200,528
		77,479,322
HEALTH CARE 11.7%
HCP (a),(b)	1,459,435	57,589,305
Healthcare Realty Trust	192,191	4,228,202
Senior Housing Properties Trust (a),(b)	1,109,157	24,456,912
Ventas (a),(b)	873,272	49,863,831
		136,138,250
HOTEL 8.1%
Hersha Hospitality Trust (a)	2,000,699	10,923,817
Hospitality Properties Trust (a),(b)	327,569	8,670,751
Host Hotels & Resorts (a),(b)	2,114,637	34,722,339
Hyatt Hotels Corp., Class A (a),(e)	536,642	22,925,346
RLJ Lodging Trust	236,590	4,407,672
Starwood Hotels & Resorts Worldwide	221,507	12,495,210
		94,145,135
INDUSTRIAL 6.2%
First Industrial Realty Trust (a),(b),(e)	430,900	5,321,615
Prologis (a),(b)	1,857,768	66,916,803
		72,238,418

	Number of Shares	Value
OFFICE 14.7%
Alexandria Real Estate Equities	272,666	$19,940,065
BioMed Realty Trust	98,116	1,862,242
Boston Properties (a),(b)	425,068	44,627,889
Brookfield Office Properties (Canada)	275,300	4,803,985
Douglas Emmett (a),(b)	360,746	8,228,616
Hudson Pacific Properties (f)	798,234	12,077,280
Kilroy Realty Corp. (a)	492,712	22,965,306
Liberty Property Trust (a),(b)	236,925	8,462,961
Mack-Cali Realty Corp. (a)	426,294	12,285,793
SL Green Realty Corp. (a),(b)	474,223	36,775,994
		172,030,131
RESIDENTIAL 23.0%
APARTMENT 22.0%
American Campus Communities	187,100	8,367,112
Apartment Investment & Management Co. (a),(b)	1,137,351	30,037,440
Associated Estates Realty Corp. (a),(b)	736,790	12,039,149
AvalonBay Communities (a),(b)	266,072	37,609,277
BRE Properties (a),(b)	122,039	6,169,072
Campus Crest Communities (a)	286,131	3,336,288
Education Realty Trust (a),(b)	1,115,761	12,094,849
Equity Residential (a),(b)	1,408,702	88,212,919
Essex Property Trust	127,087	19,254,951
Mid-America Apartment Communities	202,229	13,555,410
Post Properties (a)	66,984	3,138,870
UDR (a)	850,485	22,716,454
		256,531,791
MANUFACTURED HOME 1.0%
Equity Lifestyle Properties (a)	173,289	12,085,175
TOTAL RESIDENTIAL		268,616,966

	Number of Shares	Value
SELF STORAGE 7.3%
CubeSmart (a)	1,826,638	$21,736,992
Extra Space Storage	236,341	6,804,258
Public Storage (a),(b)	345,066	47,677,769
Sovran Self Storage	176,667	8,803,317
		85,022,336
SHOPPING CENTER 30.1%
COMMUNITY CENTER 9.4%
Acadia Realty Trust (a),(b)	564,429	12,722,230
Federal Realty Investment Trust (a),(b)	346,427	33,530,669
Kimco Realty Corp. (a),(b)	856,049	16,487,504
Ramco-Gershenson Properties Trust	405,938	4,960,562
Regency Centers Corp. (a),(b)	662,152	29,452,521
Tanger Factory Outlet Centers	414,200	12,314,166
		109,467,652
REGIONAL MALL 20.7%
General Growth Properties (a),(b)	2,421,050	41,133,640
Simon Property Group (a),(b)	1,139,044	165,935,930
Taubman Centers	356,196	25,984,498
Westfield Group (Australia)	954,800	8,733,129
		241,787,197
TOTAL SHOPPING CENTER		351,254,849

SPECIALTY 3.2%
Digital Realty Trust (a),(b)	344,802	25,505,004
DuPont Fabros Technology (a),(b)	505,594	12,361,773
		37,866,777
TOTAL COMMON STOCK (Identified cost—$928,607,162)		1,294,792,184

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 20.5%
BANK 0.6%
Countrywide Capital IV, 6.75%, due 4/1/33	110,000	$2,588,300
Countrywide Capital V, 7.00%, due 11/1/36	189,068	4,513,053
		7,101,353
INSURANCE 1.0%
MULTI—LINE—FOREIGN 0.5%
ING Groep N.V., 7.05%(a)	165,000	3,856,050
ING Groep N.V., 7.375%	100,000	2,388,000
		6,244,050
REINSURANCE—FOREIGN 0.5%
Axis Capital Holdings Ltd., 6.875%, Series C	100,000	2,600,000
Endurance Specialty Holdings Ltd., 7.50%, Series B	98,500	2,543,270
		5,143,270
TOTAL INSURANCE		11,387,320

INTEGRATED TELECOMMUNICATIONS SERVICES 0.2%
Qwest Corp., 7.50%, due 9/15/51	101,105	2,639,851

REAL ESTATE 18.7%
DIVERSIFIED 3.5%
Capital Lease Funding, 8.125%, Series A(a)	105,370	2,608,434
Colony Financial, 8.50%, Series A	170,000	4,250,000
Cousins Properties, 7.50%, Series B(a)	307,775	7,686,681
DuPont Fabros Technology, 7.875%, Series A(a)	200,000	5,176,000
DuPont Fabros Technology, 7.625%, Series B(a)	230,000	5,853,500
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)(a)	76,395	3,307,139
Lexington Realty Trust, 7.55%, Series D(a)	515,025	12,643,864
		41,525,618
HEALTH CARE 0.2%
Cogdell Spencer, 8.50%, Series A	80,000	2,026,000

	Number of Shares	Value
HOTEL 4.4%
Ashford Hospitality Trust, 9.00%, Series E(a)	405,000	$10,287,000
Hersha Hospitality Trust, 8.00%, Series B(a)	150,000	3,709,500
Hospitality Properties Trust, 7.125%, Series D(f)	150,000	3,775,500
LaSalle Hotel Properties, 7.25%, Series G(a)	350,195	8,737,365
Pebblebrook Hotel Trust, 7.875%, Series A(a)	220,000	5,698,000
Strategic Hotels & Resorts, 8.25%, Series B	200,989	6,098,006
Strategic Hotels & Resorts, 8.25%, Series C	142,381	4,313,433
Sunstone Hotel Investors, 8.00%, Series A(a)	160,450	3,939,048
Sunstone Hotel Investors, 8.00%, Series D	180,000	4,438,800
		50,996,652
INDUSTRIAL 0.7%
First Potomac Realty Trust, 7.75%, Series A(a)	130,000	3,251,300
Monmouth Real Estate Investment Corp., 7.63%, Series A(c)	200,000	5,082,000
		8,333,300
OFFICE 1.8%
BioMed Realty Trust, 7.375%, Series A(a)	174,441	4,387,191
CommonWealth REIT, 6.50%, Series D (Convertible)(a)	173,800	3,712,368
Corporate Office Properties Trust, 7.625%, Series J(a)	263,900	6,652,919
Hudson Pacific Properties, 8.375%, Series B	90,000	2,376,450
SL Green Realty Corp., 7.625%, Series C(a)	165,034	4,152,256
		21,281,184
RESIDENTIAL 3.6%
APARTMENT 3.2%
Alexandria Real Estate Equities, 7.00%, Series D(a)	200,000	5,316,000
Apartment Investment & Management Co., 8.00%, Series T(a)	98,861	2,496,240
Apartment Investment & Management Co., 7.75%, Series U(a),(b)	1,024,750	25,721,225
Apartment Investment & Management Co., 8.00%, Series V(a)	150,900	3,826,824
		37,360,289
MANUFACTURED HOME 0.4%
Equity Lifestyle Properties, 8.034%, Series A(a)	170,000	4,326,500
TOTAL RESIDENTIAL		41,686,789

	Number of Shares	Value
SHOPPING CENTER 4.1%
COMMUNITY CENTER 1.8%
Cedar Shopping Centers, 8.875%, Series A(a)	200,000	$5,018,000
DDR Corp., 7.375%, Series H(a)	284,331	7,129,600
Kite Realty Group Trust, 8.25%, Series A	140,000	3,515,400
Ramco-Gershenson Properties Trust, 7.25%, Series D ($50 Par Value)(Convertible)	38,005	1,867,946
Urstadt Biddle Properties, 8.50%, Series C ($100 Par Value)(c)	30,000	3,160,950
		20,691,896
REGIONAL MALL 2.3%
CBL & Associates Properties, 7.75%, Series C(a)	155,000	3,910,650
CBL & Associates Properties, 7.375%, Series D(a)	726,988	18,174,700
Simon Property Group, 8.375%, Series J ($50 Par Value)(c)	69,499	4,764,156
		26,849,506
TOTAL SHOPPING CENTER		47,541,402

SPECIALTY 0.4%
Entertainment Properties Trust, 9.00%, Series E(a)	191,000	5,319,350
TOTAL REAL ESTATE		218,710,295
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$226,224,223)		239,838,819

PREFERRED SECURITIES—CAPITAL SECURITIES 4.0%
BANK 1.0%
Citigroup Capital III, 7.625%, due 12/1/36(a)	4,000,000	4,092,496
Farm Credit Bank of Texas, 10.00%, due 12/15/20, ($1,000 Par Value) Series I(a)	6,000	7,119,375
		11,211,871

	Number of Shares	Value
BANK—FOREIGN 0.7%
Abbey National Capital Trust I, 8.963%, due 12/29/49	5,000,000	$5,100,000
LBG Capital No.1 PLC, 8.00%, due 12/29/49, 144A(g)	4,300,000	3,739,706
		8,839,706
INSURANCE 2.0%
MULTI—LINE 0.8%
American International Group, 8.175%, due 5/15/58, (FRN)	5,000,000	5,317,500
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(g)	4,000,000	4,420,000
		9,737,500
MULTI—LINE—FOREIGN 0.3%
AXA SA, 6.379%, due 12/31/49, 144A(g)	5,000,000	4,162,500

PROPERTY CASUALTY 0.5%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a),(g)	5,525,000	5,414,500

REINSURANCE—FOREIGN 0.4%
Catlin Insurance Co., 7.249%, due 12/31/49, 144A(a),(g)	4,640,000	4,280,400
TOTAL INSURANCE		23,594,900

REAL ESTATE—DIVERSIFIED 0.3%
IVG Immobilien AG, 8.00% (Germany), (EUR)(c)	3,500,000	3,244,224
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$46,287,060)		46,890,701

	Principal Amount
CORPORATE BONDS 2.5%
INTEGRATED TELECOMMUNICATIONS SERVICES 0.7%
CenturyLink, 7.65%, due 3/15/42	$9,000,000	8,480,295

REAL ESTATE 1.8%
INDUSTRIAL 0.4%
First Industrial LP, 7.60%, due 7/15/28(a)	5,081,000	4,648,287

		Principal Amount	Value
OFFICE 0.4%
BR Properties SA, 9.00%, due 10/29/49, 144A (Brazil)(g)		4,000,000	$4,225,000

SHOPPING CENTER 1.0%
BR Malls International Finance Ltd., 8.50%, due 1/29/49, 144A (Brazil)(c),(g)		4,000,000	4,298,000
General Shopping Finance Ltd., 10.00%, due 11/29/49, 144A(a),(c),(g)		7,415,000	7,684,595
			11,982,595
TOTAL REAL ESTATE			20,855,882
TOTAL CORPORATE BONDS (Identified cost—$29,041,894)			29,336,177

		Number of Shares
SHORT-TERM INVESTMENTS 1.8%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(h)		10,700,000	10,700,000
Federated Government Obligations Fund, 0.01%(h)		10,700,000	10,700,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$21,400,000)			21,400,000

TOTAL INVESTMENTS (Identified cost—$1,251,560,339)	139.7%		1,632,257,881

LIABILITIES IN EXCESS OF OTHER ASSETS	(39.7)		(464,146,526)

NET ASSETS (Equivalent to $10.62 per share based on 109,998,718 shares of common stock outstanding)	100.0%		$1,168,111,355

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) A portion or all of the security is pledged in connection with the revolving credit agreement: $971,555,109 has been pledged as collateral.

(b) A portion or all of the security has been rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $427,791,053.

(c) Illiquid security. Aggregate holdings equal 2.4% of net assets of the Fund.

(d) Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.0% of the net assets of the Fund.

(e) Non-income producing security.

(f) A portion of the security is segregated as collateral for interest rate swap transactions: $12,224,250 has been segregated as collateral.

(g) Resale is restricted to qualified institutional investors. Aggregate holdings equal 3.3% of net assets of the Fund, of which 1.0% are illiquid.

(h) Rate quoted represents the seven day yield of the fund.

Interest rate swaps outstanding at March 31, 2012 are as follows:

			Floating Rate(a)
	Notional	Fixed Rate	(resets monthly)	Termination	Unrealized
Counterparty	Amount	Payable	Receivable	Date	Depreciation
Merrill Lynch Derivative Products Ag(b)	$15,000,000	2.934%	0.242%	July 25, 2012	$(132,935)
Merrill Lynch Derivative Products Ag(b)	$35,000,000	3.430%	0.242%	November 22, 2012	(742,561)
Merrill Lynch Derivative Products Ag(b)	$88,000,000	3.600%	0.241%	January 29, 2014	(5,185,445)
Royal Bank of Canada	$20,000,000	3.615%	0.242%	January 16, 2013	(560,010)
Royal Bank of Canada	$70,000,000	1.865%	0.242%	June 13, 2015	(2,707,942)
Royal Bank of Canada	$46,000,000	2.474%	0.242%	February 10, 2016	(2,937,930)
UBS AG	$5,000,000	3.600%	0.242%	January 17, 2013	(138,415)
UBS AG	$13,000,000	3.639%	0.242%	April 17, 2013	(468,802)
UBS AG	$30,000,000	3.615%	0.241%	February 28, 2014	(1,852,231)
					$(14,726,271)

(a)   Based on LIBOR (London Interbank Offered Rate).  Represents rates in effect at March 31, 2012.

(b)   Cash in the amount of $6,270,000 has been pledged as collateral.

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Under procedures approved by the Fund’s Board of Directors, the investment manager has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures which are approved annually by the Fund’s Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or asked price does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the beginning of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended March 31, 2012.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$1,294,792,184	$1,294,792,184	$—	$—	(a)
Preferred Securities - $25 Par Value	239,838,819	239,838,819	—	—
Preferred Securities - Capital Securities	46,890,701	—	46,890,701	—
Corporate Bonds-Real Estate-Shopping Center	11,982,595	—	4,298,000	7,684,595	(b)
Corporate Bonds-Other Industries	17,353,582	—	17,353,582	—
Money Market Funds	21,400,000	—	21,400,000	—
Total Investments (c)	$1,632,257,881	$1,534,631,003	$89,942,283	$7,684,595
Depreciation in Other Financial Instruments
Interest rate swaps	(14,726,271)	—	(14,726,271)	—
Total Depreciation in Other Financial Instruments (c)	$(14,726,271)	$—	$(14,726,271)	$—

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(a) BGP Holdings PLC was acquired via a spinoff and has been valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security. Its likelihood of having value in the future is remote.

(b) Valued utilizing an independent broker quote.

(c) Portfolio holdings are disclosed individually on the Schedule of Investments.

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. Such items include investments for which the determination of fair value is based on prices from prior transactions, reputable dealers or third party pricing services without applying any adjustment.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2011	$7,433,538
Change in unrealized appreciation	251,057
Balance as of March 31, 2012	$7,684,595

The change in unrealized appreciation attributable to securities owned on March 31, 2012 which were valued using significant unobservable inputs (Level 3) amounted to $251,057.

Note 2. Derivative Instruments: The balance of outstanding interest rate swaps at March 31, 2012 is representative of the volume outstanding during the period ended March 31, 2012. The following is a summary of the Fund’s derivative instruments as of March 31, 2012:

Interest rate swaps	$(14,726,271)

Interest Rate Swaps: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce the risk that an increase in short-

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of interest owed pursuant to the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that such amount is positive.

Note 3. Income Tax Information

As of March 31, 2012, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$1,251,560,339
Gross unrealized appreciation	$384,112,680
Gross unrealized depreciation	(3,415,138)
Net unrealized appreciation	$380,697,542

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: May 25, 2012